Common Stock, Treasury Stock and Additional Paid-In Capital - Treasury stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 20, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 17, 2010
Aggregate repurchase price		19	4,628	24,680
Treasury Stock
Number of shares repurchased		4,000	967,639	1,000,000
Approved number of shares for repurchase	2,000,000				1,000,000
Repurchase program duration	12 months